THE WEISS FUND
                                                                 August 12, 1999
A LETTER FROM THE PRESIDENT

Dear Shareholder,

     It is with pleasure that I present the Semi-Annual Report for the six months ended June 30, 2000 for The Weiss Fund, consisting of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund.

     The first half of the new millennium proved to be a roller-coaster ride for the financial markets, as the first quarter saw new all-time highs for the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite. The highs proved short lived, however, as swift corrections in the second quarter pushed the Dow Jones Industrial Average down 9.13%, the NASDAQ Composite down 2.53%, and the S&P down 1.00%, year to date. As a result, the S&P and the NASDAQ Composite finished out the first half of the year near where they began.

     This market volatility in the first half of 2000 kept Weiss Millennium Opportunity Fund actively invested in both sides of the financial markets. Sharp reversals in market trends have challenged us to stay on top of the changes and, while performance is not out of line with similar types of investments, this volatility has caused the Fund's overall returns to lag behind the market. In fact, the last 18 months of market volatility has affected even normally slow-moving trends, causing losses in trend-following investments such as Weiss Millennium Opportunity Fund. We adjusted to this volatility with a more conservative reaction to our indicators, compensating for the market's tendency toward quick reversals. This adjustment has kept the Fund from being whipsawed and, at the same time, allowed the Fund to be invested in what we believe are the strongest trends. This is important, as trends that last 30 days or longer are where, in our opinion, the Fund has potential to benefit the most.

     With respect to Weiss Treasury Only Money Market Fund, we have seen the Fund's yield rise as interest rates moved to 6.2% by the end of the quarter. Should the Fed's fight against inflation continue, we would expect to see the yield continue higher. There is no guarantee that interest rates will continue to climb, and under severe market conditions, could even move lower, reducing the overall yield on the Fund.

     Should you have any questions about either Weiss Treasury Only Money Market Fund or Weiss Millennium Opportunity Fund, please call upon a Fund representative at 800-430-9617.

Sincerely,

[/s/ JOHN N. BREAZEALE]
John N. Breazeale
President & Chairman

                  2000 Semi-Annual Portfolio Management Review

     Market volatility continued to be the theme in the first six months of 2000. This volatility has been a primary influence in the portfolio management of The Weiss Fund (the "Trust"), which consists of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund.

     With respect to Weiss Treasury Only Money Market Fund, inflationary worries have combined with a highly volatile stock market to push T-bill rates higher. We were able to take advantage of this rising interest rate environment, rolling funds into Treasuries with higher yields as rates continued to climb. For the six months ended June 30, 2000, the Fund's 7-day yield was 5.63%. Remember that rates do not go only one way, and that a stock market correction could send rates lower. We will continue to monitor rates and adjust the Fund's average maturity as necessary.

     In early January, the Weiss Millennium Opportunity Fund held long positions in the semiconductor and biotech sectors. However, rapid market moves later in the month placed us on the defensive, and by February, as the patterns reversed and our signals indicated weakness across the board, we initiated short positions in the retail, bank, and biotechnology sectors. Stock market activity in March brought about another trend reversal, as our indicators pointed to strength in technology sectors. By early April, our models pointed to a grossly overbought stock market, especially in the "tech-heavy" NASDAQ Composite. We steered clear of technology, investing instead in long positions in "old economy" sector stocks that showed short-term, relative strength and taking short positions in those sector stocks that showed overall weakness. To accomplish this, the Fund initiated long positions in the bank and airline sectors and went short the stocks of telecommunications and broker-dealers. This proved to be a successful mix in the early part of April as the NASDAQ Composite dropped 21% of its value, bringing down a flood of aggressive-growth technology funds in its wake. Our mixed long/short strategy held Fund losses at only 1% during the same time frame.

     In the second quarter, a steep drop in the financial markets in April gave way to a quick bounce to the upside in late May, which was concentrated mainly in the tech sector. This quick trend reversal caught the Fund still short in the technology positions that had proved so valuable just a short time earlier. As a result of this reversal, the Fund was forced to cover its short positions and create modest losses.

     The volatile but directionless market created a difficult environment for investors. While the Fund's net asset value did well in May, share prices were hurt by the market reversal that came as a reaction to the tech wreck. While we are not pleased with the 7.23% drop in asset value for the quarter, we feel that the Fund's investment strategy has the potential to produce good results over time.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2000
(UNAUDITED)

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO             PAR (000)                VALUE
          ---------------------------------------             ---------             ------------
U.S. TREASURY OBLIGATIONS -- 85.8%
  U.S. Treasury Notes -- 27.1%
     5.750%, due 10/31/00...................................   $10,000              $  9,973,004
     5.250%, due 01/31/01...................................    10,000                 9,923,185
     5.625%, due 02/28/01...................................    10,000                 9,948,321
                                                                                    ------------
                                                                                      29,844,510
                                                                                    ------------
  U.S. Treasury Bills -- 58.7%
     5.110%, due 07/06/00...................................    15,000                14,989,354
     5.580%, due 07/06/00...................................    10,000                 9,992,250
     5.550%, due 08/17/00...................................    10,000                 9,927,542
     5.820%, due 08/24/00...................................    10,000                 9,912,700
     5.880%, due 09/14/00...................................     5,000                 4,938,750
     5.700%, due 10/05/00...................................    10,000                 9,848,000
     5.900%, due 10/12/00...................................     5,000                 4,915,597
                                                                                    ------------
                                                                                      64,524,193
                                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $94,368,703)..........                          94,368,703
                                                                                    ------------
REPURCHASE AGREEMENT -- 14.2%
  PNC Capital Markets Repurchase Agreement 6.42%, due
     07/03/00 (dated 06/30/00; proceeds $15,578,330,
     collateralized by $14,829,000 U.S. Treasury Notes,
     6.625% due 05/15/07, valued at $15,693,253) (Cost
     $15,570,000)...........................................    15,570                15,570,000
                                                                                    ------------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 0.0%
  Provident Institutional Funds -- T-Fund (Cost $9,096).....     9,096                     9,096
                                                                                    ------------
TOTAL INVESTMENTS -- 100.0% (COST $109,947,799*)............                         109,947,799
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0)%.............                             (28,593)
                                                                                    ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  109,919,854 shares of capital stock outstanding)..........                        $109,919,206
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($109,919,206 / 109,919,854 shares outstanding)...........                        $       1.00
                                                                                    ============

------------
* Aggregate cost for federal income tax purposes is substantially the same. See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2000 (CONTINUED)
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    -----------
COMMON STOCK -- 47.1%
  Aerospace & Defense -- 0.9%
     Boeing Co. ............................................    4,000      $   167,250
                                                                           -----------
  Communications -- 2.8%
     AT&T Corp. ............................................    3,000           94,875
     Motorola, Inc. ........................................    5,300          154,031
     *Performance Technologies, Inc. .......................   10,000           85,000
     *WorldCom, Inc. .......................................    4,000          183,500
                                                                           -----------
                                                                               517,406
                                                                           -----------
  Computers -- Internet Services & Software -- 1.0%
     *Go.Com................................................    5,000           59,687
     *Microsoft Corp. ......................................    1,500          120,000
                                                                           -----------
                                                                               179,687
                                                                           -----------
  Drugs and Healthcare -- 21.3%
     *Amgen, Inc. ..........................................    2,500          175,625
     *Bio-Technology General Corp. .........................   12,900          170,119
     *Biogen, Inc. .........................................    3,300          212,850
     *Cephalon, Inc. .......................................    3,000          179,625
     *Chiron Corp. .........................................    4,200          199,500
     *Chromatics Color Sciences International, Inc. ........   15,000           73,125
     *Cor Therapeutics, Inc. ...............................    2,300          196,219
     *Genzyme Corp. ........................................    3,300          196,144
     *Gilead Sciences, Inc. ................................    3,000          213,375
     *Human Genome Sciences, Inc. ..........................    1,500          200,063
     *IDEC Pharmaceutical Corp. ............................    1,900          222,894
     *Immunex Corp. ........................................    5,500          271,906
     Johnson & Johnson......................................    1,800          183,375
     *Medimmune, Inc. ......................................    3,000          222,000
     *Millennium Pharmaceuticals, Inc. .....................    1,600          179,000
     *Organogenesis, Inc. ..................................   16,400          187,575
     *PE Corp. -- Celera Genomics Group.....................    1,700          158,950
     Pfizer, Inc. ..........................................    5,000          240,000
     *Protein Design Labs, Inc. ............................    1,200          197,944
     *Vertex Pharmaceuticals, Inc. .........................    2,100          221,288
                                                                           -----------
                                                                             3,901,577
                                                                           -----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2000 (CONTINUED)
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    -----------
COMMON STOCK (CONTINUED)
  Electronics -- 17.1%
     *Advanced Micro Devices, Inc. .........................    2,200      $   169,950
     *Altera Corp. .........................................    1,800          183,488
     *Applied Materials, Inc. ..............................    2,000          181,250
     *Cypress Semiconductor Corp. ..........................    5,000          211,250
     Intel Corp. ...........................................    1,500          200,531
     *Irvine Sensors Corp. .................................   40,000          170,000
     *KLA-Tenor Corp. ......................................    3,400          199,113
     *Lattice Semiconductor Corp. ..........................    2,400          165,900
     Linear Technology Corp. ...............................    2,700          172,631
     *LSI Logic Corp. ......................................    3,000          162,375
     *Micron Technology, Inc. ..............................    2,400          211,350
     *National Semiconductor Corp. .........................    3,000          170,250
     *Novellus Systems, Inc. ...............................    3,400          192,312
     *Rambus, Inc. .........................................    2,200          226,600
     *Teradyne, Inc. .......................................    2,300          169,050
     Texas Instruments, Inc. ...............................    2,300          157,981
     *Xilinx, Inc. .........................................    2,200          181,637
                                                                           -----------
                                                                             3,125,668
                                                                           -----------
  Energy and Raw Materials -- 1.1%
     Williams Cos., Inc. ...................................    5,000          208,437
                                                                           -----------
  Entertainment -- 1.1%
     *Walt Disney Co. ......................................    4,700          182,419
                                                                           -----------
  Freight and Shipping -- 0.8%
     *FedEx Corp. ..........................................    4,000          152,000
                                                                           -----------
  Tobacco -- 1.0%
     Philip Morris Cos, Inc. ...............................    6,750          179,297
                                                                           -----------
          Total Common Stock (Cost $8,238,605)                               8,613,741
                                                                           -----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2000 (CONTINUED)
(UNAUDITED)

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO             PAR (000)       VALUE
          ---------------------------------------             ---------    -----------
U.S. TREASURY OBLIGATIONS -- 38.1%
  U.S. Treasury Note -- 6.0%
     7.250%, due 05/15/16...................................   $1,000      $ 1,100,313
                                                                           -----------
  U.S. Treasury Bills -- 32.1%
     5.900%, due 10/12/00...................................    5,000        4,919,340
     5.870%, due 05/31/01...................................    1,000          947,064
                                                                           -----------
                                                                             5,866,404
                                                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,964,560)...........                 6,966,717
                                                                           -----------
REPURCHASE AGREEMENT -- 15.8%
  PNC Capital Markets Repurchase Agreement 5.85%, due
     07/03/00 (dated 06/30/00; proceeds $2,891,409,
     collateralized by $2,753,000 U.S. Treasury Notes,
     6.625% due 05/15/07, valued at $2,913,448) (Cost
     $2,890,000)............................................    2,890        2,890,000
                                                                           -----------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 0.0%
  Provident Institutional Funds -- T-Fund Portfolio (Cost
     $5,422)................................................    5,422            5,422
                                                                           -----------

TOTAL INVESTMENTS -- 101.0% (COST $18,098,587)..............   18,475,880
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0)%
  Receivable from Brokers for Securities Sold Short.........    2,162,887
  Other Assets..............................................       44,021
  Payable for Fund Shares Redeemed..........................      (22,385)
  Net Amounts due to Investment Manager.....................      (61,583)
  Securities Sold Short, at Value (proceeds $2,173,277).....   (2,258,875)
  Other Liabilities.........................................      (33,397)
                                                              -----------
                                                                 (169,332)
                                                              -----------
NET ASSETS -- 100% (APPLICABLE TO 1,933,730 CLASS A SHARES
  AND 21,482 CLASS S SHARES, $.01 PAR VALUE PER SHARE,
  ISSUED AND OUTSTANDING)...................................  $18,306,548
                                                              ===========

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2000 (CONCLUDED)
(UNAUDITED)

                                                                 VALUE
                                                              -----------
NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A SHARE
  ($18,105,575 / 1,933,730).................................  $      9.36
                                                              ===========
MAXIMUM OFFERING PRICE PER CLASS A SHARE ($9.36 / 0.985)....  $      9.50
                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CLASS S
  SHARE ($200,973 / 21,482).................................  $      9.36
                                                              ===========

------------
* Non-Income producing security.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT, JUNE 30, 2000
(UNAUDITED)

NAME OF ISSUER                                                SHARES      VALUE
--------------                                                ------    ----------
  COMMON STOCKS
     Amazon.com, Inc. ......................................   1,300    $   47,206
     America Online, Inc. ..................................   1,300        68,575
     At Home Corporation, Class A ..........................   3,400        70,550
     Bed, Bath & Beyond, Inc. ..............................   5,000       181,250
     BroadVision, Inc. .....................................   1,700        86,381
     Chase Manhattan Corp. .................................   3,750       172,734
     Check Point Software Technologies, Ltd. ...............     400        84,700
     Citigroup, Inc. .......................................   3,000       180,750
     CMG Information .......................................   1,200        54,975
     Dell Computer, Inc. ...................................   2,000        98,625
     Dollar General Corp. ..................................     525        10,238
     EarthLink, Inc. .......................................   3,600        55,575
     Ebay, Inc. ............................................   2,000       108,625
     Egghead.Com ...........................................  12,800        37,600
     Fluor Corp. ...........................................   3,000        94,875
     Inktomi Corp. .........................................     600        70,950
     Maverick Tube Corp. ...................................   3,500       101,938
     MBNA Corp. ............................................   6,000       162,750
     Nasdaq-100 Shares .....................................   2,000       186,375
     Network Associates, Inc. ..............................   3,000        61,125
     Nortel Networks Corp. Holding Co. .....................       1            53
     Open Market, Inc. .....................................   5,400        74,588
     RealNetworks, Inc. ....................................   1,800        91,013
     RSA Security, Inc. ....................................   1,200        83,099
     Yahoo! Inc. ...........................................     600        74,325
                                                                        ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $2,173,277)...........            $2,258,875
                                                                        ----------

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                                                   WEISS               WEISS
                                                               TREASURY ONLY         MILLENNIUM
                                                             MONEY MARKET FUND    OPPORTUNITY FUND
                                                             -----------------    ----------------
INVESTMENT INCOME:
  Dividends................................................     $       --          $    19,746
  Interest.................................................      3,229,593              360,414
                                                                ----------          -----------
     Total Investment Income...............................      3,229,593              380,160
                                                                ----------          -----------
EXPENSES:
  Investment Advisory fees.................................        282,471              136,411
  Administration fees......................................         52,125               51,451
  Transfer Agent fees......................................         61,168               55,795
  Registration and filing fees.............................         27,221               30,827
  Legal fees...............................................         35,878                5,123
  Custodian fees...........................................          9,878               16,482
  Printing.................................................          4,339               18,734
  Audit fees...............................................         10,264                1,570
  Insurance................................................          4,277                  544
  Amortization of organizational costs.....................          3,913                   --
  Offering costs...........................................             --               18,668
  Trustees' fees...........................................          5,218                  711
  Miscellaneous............................................          1,754                1,106
  Margin interest expenses.................................             --                8,105
  Dividend expenses........................................             --              200,769
                                                                ----------          -----------
                                                                   498,506              546,296
  Less: expenses waived and reimbursed.....................       (215,391)            (109,837)
                                                                ----------          -----------
     Total expenses........................................        283,115              436,459
                                                                ----------          -----------
     Net investment income (loss)..........................      2,946,478              (56,299)
                                                                ----------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investment securities...............             --           (1,313,658)
  Net change in unrealized appreciation (depreciation) of
     investment securities.................................             --             (201,191)
                                                                ----------          -----------
  Net realized and unrealized loss on investments..........             --           (1,514,849)
                                                                ----------          -----------
Net increase (decrease) in net assets resulting from
  operations...............................................     $2,946,478          $(1,571,148)
                                                                ==========          ===========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              WEISS TREASURY ONLY MONEY MARKET FUND
                                                            -----------------------------------------
                                                            FOR THE PERIOD ENDED         FOR THE
                                                               JUNE 30, 2000           YEAR ENDED
                                                                (UNAUDITED)         DECEMBER 31, 1999
                                                            --------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income................................      $  2,946,478          $  3,892,387
     Net realized gain on investment securities...........                --                    --
     Net change in unrealized appreciation on investment
       securities.........................................                --                    --
                                                                ------------          ------------
     Net increase in net assets resulting from
       operations.........................................         2,946,478             3,892,387
  Distributions:
     From net investment income ($.03 and $.04 per share,
       respectively)......................................        (2,946,478)           (3,892,387)
  Capital share transactions:
     Net increase (decrease) from capital share
       transactions.......................................        (9,010,335)           49,880,386
                                                                ------------          ------------
     Total increase (decrease) in net assets..............        (9,010,335)           49,880,386
NET ASSETS
  Beginning of period.....................................       118,929,541            69,049,155
                                                                ------------          ------------
  End of Period...........................................      $109,919,206          $118,929,541
                                                                ============          ============

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                WEISS MILLENNIUM OPPORTUNITY FUND
                                                           --------------------------------------------
                                                           FOR THE PERIOD ENDED
                                                              JUNE 30, 2000        FOR THE PERIOD ENDED
                                                               (UNAUDITED)          DECEMBER 31, 1999*
                                                           --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income (loss)........................      $   (56,299)            $    24,209
     Net realized loss on investment securities..........       (1,313,658)               (189,516)
     Net change in unrealized appreciation on investment
       securities........................................         (201,191)                492,886
                                                               -----------             -----------
     Net increase (decrease) in net assets resulting from
       operations........................................       (1,571,148)                327,579
  Distributions:
     From net investment income ($.00 and $.01 per share,
       respectively).....................................               --                 (22,278)
  Capital share transactions:
     Net increase from capital share transactions........        3,111,081              16,461,304
                                                               -----------             -----------
     Total increase in net assets........................        1,539,933              16,766,605
NET ASSETS
  Beginning of period....................................       16,766,615                      10
                                                               -----------             -----------
  End of Period (including undistributed net investment
     income of ($54,368) and $1,931, respectively).......      $18,306,548             $16,766,615
                                                               ===========             ===========

------------
* Commencement of operations was September 21, 1999.

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            WEISS TREASURY ONLY MONEY MARKET FUND
                                       -------------------------------------------------------------------------------
                                       FOR THE PERIOD ENDED    FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000       ---------------------------------   FOR THE PERIOD ENDED
                                           (UNAUDITED)          1999         1998        1997      DECEMBER 31, 1996*
                                       --------------------   ---------    --------    --------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD:        $   1.00         $   1.00     $  1.00     $  1.00          $  1.00
                                             --------         --------     -------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..............            0.03             0.04        0.05        0.05             0.02
  Net realized and unrealized gain on
    investments......................              --               --          --          --               --
                                             --------         --------     -------     -------          -------
  Net investment income..............            0.03             0.04        0.05        0.05             0.02
                                             --------         --------     -------     -------          -------
LESS DISTRIBUTIONS:
  From net investment income.........           (0.03)           (0.04)      (0.05)      (0.05)           (0.02)
                                             --------         --------     -------     -------          -------
NET ASSET VALUE, END OF PERIOD:              $   1.00         $   1.00     $  1.00     $  1.00          $  1.00
                                             ========         ========     =======     =======          =======
TOTAL RETURN.........................            2.62%            4.35%       4.67%       4.71%            4.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......        $109,919         $118,930     $69,049     $33,361          $11,127
Ratio of expenses to average net
  assets(1)..........................            0.50%(3)         0.50%       0.53%       0.50%            0.50%(3)
Ratio of net investment income to
  average net assets(2)..............            5.22%(3)         4.24%       4.55%       4.60%            4.54%(3)
Portfolio turnover...................              NA               NA          NA          NA               NA

------------
(1) Annualized expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2000, and the years ended 1999, 1998, 1997, and 1996 would have been 0.88%, 0.92%, 1.14%, 1.69%, and 7.69%, respectively.

(2) Annualized net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2000, and the years ended 1999, 1998, 1997, and 1996 would have been 4.84%, 3.82%, 3.94%, 3.41%, and (2.65)%, respectively.

(3) Annualized.

* Commencement of operations was June 28, 1996.

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (CONTINUED)

                                                                      WEISS MILLENNIUM OPPORTUNITY FUND*
                                                          ----------------------------------------------------------
                                                          FOR THE PERIOD ENDED JUNE 30, 2000
                                                          ----------------------------------          FOR THE
                                                          CLASS A SHARES     CLASS S SHARES         PERIOD ENDED
                                                            (UNAUDITED)        (UNAUDITED)      DECEMBER 31, 1999(4)
                                                          ---------------    ---------------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD:                         $ 10.19            $10.19                $ 10.00
                                                              -------            ------                -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..........................        (0.03)            (0.03)                  0.01
  Net realized and unrealized gain (loss) on
    investments.........................................        (0.80)            (0.80)                  0.19
                                                              -------            ------                -------
  Net investment income (loss)..........................        (0.83)            (0.83)                  0.20
                                                              -------            ------                -------
LESS DISTRIBUTIONS:
  From net investment income............................         0.00              0.00                  (0.01)
                                                              -------            ------                -------
NET ASSET VALUE, END OF PERIOD:                               $  9.36            $ 9.36                $ 10.19
                                                              =======            ======                =======
TOTAL RETURN............................................        (8.15)%           (8.15)%                 2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........................      $18,106            $  201                $16,767
Ratio of expenses to average net assets(1)..............         4.80%(3)          5.05%(3)               2.55%(3)
Ratio of net investment income (loss) to average net
  assets(2).............................................        (0.62)%(3)        (0.87)%(3)              1.24%(3)
Portfolio turnover......................................        177.1%            177.1%                  82.0%

------------
(1) Annualized expense ratios before waivers and reimbursement of expenses for the periods ended June 30, 2000 and December 31, 1999 would have been 6.01% (Class A), 6.26% (Class S), and 6.27%, respectively, which included the margin and dividend expenses. Without the margin and dividend expenses, the ratios would have been 3.71% (Class A), 3.96% (Class S), and 6.22%, respectively. Annualized expense ratios after waivers and reimbursement of expenses for the periods ended June 30, 2000 and December 31, 1999, excluding the margin and dividend expenses, would have been 2.50% (Class A), 2.75% (Class S), and 2.50%, respectively.

(2) Annualized net investment income ratio before waivers and reimbursement and exclusive of margin and dividend expenses for the periods ended June 30, 2000 and December 31, 1999 would have been 0.47% (Class A), 0.22% (Class S), and (2.42)%, respectively.

(3) Annualized.

(4) For the period ended December 31, 1999, Class S shares of Weiss Millennium Opportunity Fund had nominal activities thus the financial highlights for that class are combined with those of Class A shares.

* Commencement of operations was September 21, 1999.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1.  FUND ORGANIZATION

The Weiss Fund (formerly known as Weiss Treasury Fund) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following funds: Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund (formerly designated as Weiss Treasury Bond Fund) (individually, a "Fund", and collectively, the "Funds"). The Funds commenced operations on the following dates:

                     Weiss Treasury Only Money Market Fund
                                 June 28, 1996
                       Weiss Millennium Opportunity Fund
                               September 21, 1999

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Funds' investment objectives and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.

Prior to commencement of operations, Weiss Millennium Opportunity Fund had been limited to organizational matters. In addition, Weiss Money Management, Inc. (the "Manager") had redeemed its 3,333 shares of beneficial interest from the Weiss Treasury Bond Fund and purchased 1 share of beneficial interest of each of Class A and Class S of Weiss Millennium Opportunity Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price on the securities exchange in which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, the securities are valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange. An exchange traded option or futures contract and other financial instruments are valued at the last reported sale price prior to 4:00 p.m. (Eastern Time) as quoted on the principal exchange or board of trade on which such option or contract is traded. Lacking any sales, the option or futures contract is valued at the Calculated Mean. Debt securities, other than short-term securities, are valued at bid prices supplied by the Funds' pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities having maturities of less than sixty days are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Each Fund's expenses are also accrued daily. Net investment income for each Fund consists of all interest income accrued and dividend income recognized on the Funds' assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from Weiss Treasury Only Money Market Fund's net investment income are declared daily and paid monthly. Weiss Treasury Only Money Market Fund intends to pay accrued dividends on the last business day of each month. Dividends from Weiss Millennium Opportunity Fund's net investment income are declared and paid annually. Each Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. Distributions are recorded by the Funds on the ex-dividend date.

Federal Income Taxes: Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Repurchase Agreements: The Funds may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses of Weiss Treasury Only Money Market Fund are being amortized using the straight-line method over a period not to exceed five years from the date of commencement of operations.

Offering Costs: Offering costs of Weiss Millennium Opportunity Fund have been capitalized and are being amortized on a straight line basis over a period of twelve months.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. serves as the Investment Manager to the Funds. Under investment advisory agreements with the Funds, the Manager provides continuous advice and recommendations concerning the Funds' investments. To compensate the Manager for its services, Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund have agreed to pay monthly a fee at the annual rates of 0.50% and 1.50%, respectively, of their respective average daily net assets. The Manager may from time to time waive all or a portion of its fees payable

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

by a Fund. Certain officers of the Manager serve as President, Secretary and Trustee to the Trust.

Weiss Funds, Inc., a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust. PFPC has agreed to waive fees during the period ended June 30, 2000 for Weiss Millennium Opportunity Fund in the amount of $22,499 for administrative and accounting services and $16,201 for transfer agent services.

PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. PFPC Trust Company has agreed to waive fees during the period ended June 30, 2000 for Weiss Millennium Opportunity Fund in the amount of $3,376.

For the period ended June 30, 2000, the Manager has voluntarily agreed to limit the Funds' expense ratios at 0.50% for Weiss Treasury Only Money Market Fund, and 2.50%, exclusive of Rule 12b-1 fees and other extraordinary expenses, for Weiss Millennium Opportunity Fund. In order to maintain these ratios, the Manager has waived a portion of its fees, which amounted to $215,391 for Weiss Treasury Only Money Market Fund and $67,761 for Weiss Millennium Opportunity Fund.

Dechert serves as legal counsel to the Trust. A partner of that firm serves as Assistant Secretary to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At June 30, 2000, the Funds' net assets consisted of:

                       WEISS TREASURY ONLY   WEISS MILLENNIUM
                        MONEY MARKET FUND    OPPORTUNITY FUND
                       -------------------   ----------------
Paid in capital            $109,919,854        $19,572,395
Undistributed net
  investment
  income/accumulated
  loss                               --            (54,368)
Accumulated net
  realized loss on
  investments                      (648)        (1,503,174)
Unrealized
  appreciation on
  investments                        --            291,695
                           ------------        -----------
                           $109,919,206        $18,306,548
                           ============        ===========

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

5.  INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of purchases and sales of investment securities, options, and securities sold short, excluding short-term securities, for the period ended June 30, 2000.

                       WEISS MILLENNIUM OPPORTUNITY FUND

                                 PURCHASES       SALES
                                -----------   -----------
Long transactions               $30,878,103   $23,892,517
Short sale transactions          20,649,253    21,736,178
Option transactions                      --        28,920
                                -----------   -----------
TOTAL                           $51,527,356   $45,657,615
                                ===========   ===========

6.  OPTION TRANSACTIONS

Weiss Millennium Opportunity Fund may write covered call and put options and may purchase call and put options on individual securities and indices written by others. Put and call options give the holder the right to sell and purchase, respectively, and obligates the writer to purchase and sell, respectively, a security at the exercise price at any time before the expiration date.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid. In contrast with options on securities, options on a stock index do not involve delivery of the actual underlying securities and are settled in cash only.

7.  SHORT SALE TRANSACTIONS

Short sales are transactions in which Weiss Millennium Opportunity Fund sells a security it does not own in anticipation of a decline in market value of the security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it on the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash and/or U.S. Government Securities with brokers and other financial institutions exceeds the minimum requirements.

8.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
(UNAUDITED)

Transactions in capital shares for the periods ended June 30, 2000 and December 31, 1999, respectively, are summarized below.

                                                 WEISS TREASURY ONLY MONEY MARKET FUND
                                      ------------------------------------------------------------
                                      PERIOD ENDED JUNE 30, 2000     YEAR ENDED DECEMBER 31, 1999
                                      ---------------------------    -----------------------------
                                        SHARES          VALUE           SHARES           VALUE
                                      -----------    ------------    ------------    -------------
Shares sold                            44,270,310    $ 44,270,310     97,735,946     $ 97,735,946
Shares reinvested                       2,306,033       2,306,033      3,679,344        3,679,344
Shares repurchased                    (55,586,678)    (55,586,678)   (51,534,904)     (51,534,904)
                                      -----------    ------------    -----------     ------------
                                       (9,010,335)   $ (9,010,335)    49,880,386     $ 49,880,386
                                      -----------    ------------    -----------     ------------

                                                  WEISS MILLENNIUM OPPORTUNITY FUND
                                                      PERIOD ENDED JUNE 30, 2000
                                      ----------------------------------------------------------
                                                CLASS A                        CLASS S
                                      ---------------------------    ---------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      -----------    ------------    -----------    ------------
Shares sold                               653,928    $  6,482,587         24,479    $    250,020
Shares reinvested                               0               0             --              --
Shares repurchased                       (365,988)     (3,592,304)        (3,000)        (29,222)
                                      -----------    ------------    -----------    ------------
                                          287,940    $  2,890,283         21,479    $    220,798
                                      -----------    ------------    -----------    ------------

                                                  WEISS MILLENNIUM OPPORTUNITY FUND
                                                    PERIOD ENDED DECEMBER 31, 1999
                                      ----------------------------------------------------------
                                                CLASS A                        CLASS S
                                      ---------------------------    ---------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      -----------    ------------    -----------    ------------
Shares sold                             1,671,873    $ 16,725,013              3    $         30
Shares reinvested                           1,935          19,720             --              --
Shares repurchased                        (28,513)       (283,449)            --              --
                                      -----------    ------------    -----------    ------------
                                        1,645,295    $ 16,461,284              3    $         30
                                      -----------    ------------    -----------    ------------

9.  CAPITAL LOSS CARRYOVERS

Capital loss carryovers for the Funds expire as follows:

                       WEISS TREASURY ONLY   WEISS MILLENNIUM
                        MONEY MARKET FUND    OPPORTUNITY FUND
                       -------------------   ----------------
2006                          $648
2007                                             $102,576

Board of Trustees
     John N. Breazeale, Chairman
     Esther S. Gordon
     Robert Z. Lehrer
     Martin D. Weiss
     Donald Wilk

Officers
     John N. Breazeale, President
     J. Barry Clause, Treasurer
     Clara Maxcy, Secretary

Investment Manager
     Weiss Money Management, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

Administrator
     PFPC Inc.
     103 Bellevue Pkwy.
     Wilmington, DE 19809

Distributor
     Weiss Funds, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

Transfer Agent
     PFPC Inc.
     400 Bellevue Pkwy.
     Wilmington, DE 19809

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


THE WEISS FUND

[WEISS MILLENNIUM OPPORTUNITY FUND logo]

[WEISS TREASURY ONLY MONEY MARKET FUND logo]

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 2000